Note 7 - Subsequent Events	9 Months Ended
Aug. 31, 2012
Notes
Note 7 - Subsequent Events

NOTE 7 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) the Company has analyzed its operations subsequent to August 31, 2012 through to November 30, 2012, the date this report was issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.